General information	9 Months Ended
Sep. 30, 2019
General information [Abstract]
General information
Note 1 - General information

DHT Holdings, Inc. (“DHT” or the “Company”) is a company incorporated under the laws of the Marshall Islands whose shares are listed on the New York Stock Exchange. The Company's principal executive office is located at Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda. The Company is engaged in the ownership and operation of a fleet of crude oil carriers.

The financial statements were approved by the Company's Board of Directors (the “Board”) on October 23, 2019 and authorized for issue on October 23, 2019.